Taxation - Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets after offsetting	¥ 745	$ 114	¥ 1,226		¥ 5,973
Net deferred tax liabilities after offsetting	(64)	$ (10)	(87)
Carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	11,858		9,856
Deferred tax liabilities	(11,113)		(8,630)
Carrying amount [member] | More than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	8,316		6,942
Deferred tax liabilities	(10,360)		(8,292)
Carrying amount [member] | Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	3,542		2,914
Deferred tax liabilities	(753)		(338)
Deferred Tax Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets after offsetting	745		1,226	¥ 3,401	5,973
Deferred Tax Assets [member] | Carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	18
Deferred Tax Assets [member] | Carrying amount [member] | Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	18
Deferred Tax Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax liabilities after offsetting	(64)		(87)	¥ (111)	¥ (108)
Deferred Tax Liabilities [member] | Carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	(82)		(87)
Deferred Tax Liabilities [member] | Carrying amount [member] | More than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	¥ (82)		¥ (87)